Calvert
Green Bond Fund
December 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.7%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,511	$ 1,128,696
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,317	1,029,402
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	3,084	2,713,899
Helios Issuer, LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	3,507	3,601,955
Loanpal Solar Loan, Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,973	2,324,112
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,366	1,062,458
Luminace ABS Issuer, LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,755	2,623,698
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	461	303,742
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	463	429,198
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,401	1,197,322
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	668	623,633
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,400	2,137,772
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,142	1,909,509
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0(2)	15
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	999	874,163
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,148	1,017,331
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,427	1,161,299
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	826	644,409
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	653	570,732
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,870	1,535,056
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	1,820	1,666,295
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	320	302,044
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	38	34,949
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	93	91,219
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	79	75,844
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,043	818,955
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,139	2,624,936
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,879	5,394,676
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,426	2,109,542
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,293	3,472,258
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,832	1,492,148
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,604	5,448,523
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,645	2,313,006
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,542	1,325,474
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,238	2,053,520
Security	Principal Amount (000's omitted)	Value
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	$642	$ 622,031
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	7,441	6,307,076
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	4,055	3,719,648
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,893	4,016,794
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,810	1,695,083
Tesla Auto Lease Trust:
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,488,128
Series 2023-B, Class A3, 6.13%, 9/21/26(1)	4,986	5,038,454
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,322	1,237,129
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,688	3,925,697
Total Asset-Backed Securities (identified cost $98,613,580)		$86,161,830

Commercial Mortgage-Backed Securities — 8.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,672,271
Series KG03, Class A2, 1.297%, 6/25/30(3)	3,760	3,122,581
Series KG04, Class A1, 0.845%, 6/25/30	3,683	3,243,784
Series KG08, Class A2, 4.134%, 5/25/33(3)	10,000	9,750,147
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(3)	5,219	4,970,554
Series 2018-M4, Class A2, 3.064%, 3/25/28(3)	9,931	9,454,839
Series 2018-M13, Class A2, 3.74%, 9/25/30(3)	5,419	5,221,243
Series 2019-M1, Class A2, 3.547%, 9/25/28(3)	5,034	4,877,679
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,400	5,821,305
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,079,512
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	3,604,201
Total Commercial Mortgage-Backed Securities (identified cost $64,802,970)		$60,818,116

Corporate Bonds — 55.2%

Security	Principal Amount* (000’s omitted)	Value
Communications — 2.8%
Comcast Corp., 4.65%, 2/15/33	6,000	$ 6,038,320

Calvert
Green Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Communications (continued)
Verizon Communications, Inc.:
1.50%, 9/18/30		11,734	$ 9,672,786
2.85%, 9/3/41		3,600	2,662,283
3.875%, 3/1/52		2,300	1,865,196
			$ 20,238,585
Consumer, Cyclical — 3.4%
Ford Motor Co., 3.25%, 2/12/32		14,521	$ 12,083,236
General Motors Co.:
5.40%, 10/15/29(4)		2,300	2,342,681
5.60%, 10/15/32(4)		5,177	5,295,742
Hyundai Capital America, 5.80%, 6/26/25(1)		5,280	5,310,144
			$25,031,803
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32(4)		3,470	$2,763,150
Conservation Fund (The), 3.474%, 12/15/29		2,345	2,070,071
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,156,371
PepsiCo, Inc., 2.875%, 10/15/49		1,065	782,588
			$6,772,180
Energy — 0.3%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)		2,165	$2,015,843
			$2,015,843
Financial — 22.4%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,540,002
4.75%, 4/15/35		3,332	3,234,772
AXA S.A., 1.375% to 4/7/31, 10/7/41(5)(6)	EUR	3,000	2,743,832
Banco Santander S.A., 0.625% to 6/24/28, 6/24/29(5)(6)	EUR	4,500	4,404,956
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(5)(6)		7,600	6,606,604
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(5)(6)		2,361	2,324,688
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(5)		27,325	26,614,006
BNP Paribas S.A.:
0.375% to 10/14/26, 10/14/27(5)(6)	EUR	7,500	7,644,129
1.675% to 6/30/26, 6/30/27(1)(5)		1,155	1,058,456
CaixaBank S.A., 1.25% to 3/18/26, 6/18/31(5)(6)	EUR	4,000	4,115,456
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,840,859
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(5)		7,021	6,433,138
Digital Dutch Finco BV, 1.50%, 3/15/30(6)	EUR	6,300	6,060,001
Equinix, Inc., 1.00%, 9/15/25		3,309	3,088,334
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	11,658,365
3.75%, 9/15/30(1)(4)		6,592	5,560,322
6.00%, 4/15/25(1)		76	75,865
ING Groep NV:
0.875% to 3/9/27, 6/9/32(5)(6)	EUR	3,000	2,979,940
1.40% to 7/1/25, 7/1/26(1)(5)		6,632	6,244,866
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
ING Groep NV: (continued)
4.625%, 1/6/26(1)		4,025	$ 3,999,856
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(5)(6)	GBP	3,000	3,888,162
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(5)		8,300	8,541,591
Kimco Realty OP, LLC, 2.70%, 10/1/30		3,000	2,596,726
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)(4)		2,720	2,565,604
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(5)(6)	EUR	3,200	2,939,577
PNC Financial Services Group, Inc. (The):
2.20%, 11/1/24		7,377	7,176,467
4.758% to 1/26/26, 1/26/27(5)		920	913,114
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	6,606,591
Prologis, L.P., 1.25%, 10/15/30(4)		1,477	1,194,343
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,200,438
REC, Ltd., 5.625%, 4/11/28(1)		3,841	3,904,242
Regency Centers, L.P., 3.75%, 6/15/24		2,500	2,471,564
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,996,088
Toronto-Dominion Bank (The), 5.264%, 12/11/26		2,625	2,677,862
Welltower OP, LLC, 2.70%, 2/15/27		1,280	1,201,021
			$165,101,837
Government - Multinational — 7.5%
Asian Development Bank:
2.125%, 3/19/25		750	$727,395
2.375%, 8/10/27		4,000	3,781,305
3.125%, 9/26/28(4)		800	770,572
European Bank for Reconstruction & Development:
1.50%, 2/13/25		7,515	7,250,043
1.625%, 9/27/24		2,635	2,570,683
European Investment Bank:
0.75%, 9/23/30		4,000	3,249,656
1.625%, 5/13/31		3,960	3,379,999
2.375%, 5/24/27		8,671	8,215,151
2.50%, 10/15/24		6,200	6,083,620
2.875%, 6/13/25(1)		8,202	8,011,996
International Bank for Reconstruction & Development:
2.125%, 3/3/25		2,000	1,941,944
3.125%, 11/20/25		4,150	4,054,401
6.875%, 2/9/29	MXN	70,000	3,773,099
International Finance Corp., 2.125%, 4/7/26		1,547	1,477,222
			$55,287,086
Government - Regional — 1.0%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		7,785	$7,609,801
			$7,609,801
Industrial — 2.8%
AP Moller - Maersk A/S, 5.875%, 9/14/33(1)		2,875	$3,002,520
Cemex SAB de CV, 9.125% to 3/14/28(1)(5)(7)		2,461	2,624,041

Calvert
Green Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Industrial (continued)
Jabil, Inc., 4.25%, 5/15/27	5,000	$ 4,876,132
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	4,650	3,864,808
Owens Corning, 3.95%, 8/15/29	1,382	1,317,721
Xylem, Inc.:
1.95%, 1/30/28	3,400	3,075,098
2.25%, 1/30/31	1,821	1,560,948
		$ 20,321,268
Technology — 3.0%
Apple, Inc., 3.00%, 6/20/27	14,550	$13,997,508
NXP BV/NXP Funding, LLC/NXP USA, Inc.:
2.50%, 5/11/31	6,100	5,185,666
3.40%, 5/1/30	2,861	2,630,523
		$21,813,697
Utilities — 11.1%
AES Corp. (The), 2.45%, 1/15/31	16,002	$13,453,849
Avangrid, Inc., 3.15%, 12/1/24	3,029	2,961,925
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,313	2,017,758
Enel Finance International N.V.:
1.375%, 7/12/26(1)	2,224	2,026,845
4.625%, 6/15/27(1)	6,500	6,436,046
5.00%, 6/15/32(1)	2,692	2,628,016
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)	11,594	9,412,902
MidAmerican Energy Co.:
3.15%, 4/15/50	1,600	1,145,655
3.65%, 8/1/48	4,490	3,568,187
4.25%, 7/15/49	4,190	3,657,044
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	16,515	14,666,322
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	2,004	1,930,400
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	982	815,498
Northern States Power Co., 2.60%, 6/1/51	6,100	4,000,184
NSTAR Electric Co., 3.25%, 5/15/29	4,000	3,766,532
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,075	1,964,287
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	3,594,558
4.10%, 6/15/48	1,000	816,068
Tucson Electric Power Co., 1.50%, 8/1/30	3,300	2,676,598
		$81,538,674
Total Corporate Bonds (identified cost $438,295,634)		$405,730,774

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(8)(9)	$1,000	$ 1,000,000
Total High Social Impact Investments (identified cost $1,000,000)		$ 1,000,000

Preferred Stocks — 1.2%

Security	Shares	Value
Electric Utilities — 0.8%
Brookfield BRP Holdings Canada, Inc.,4.625%	353,000	$ 5,524,450
		$ 5,524,450
Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,057,080
Series A2, 6.375%	169,100	2,181,390
		$ 3,238,470
Total Preferred Stocks (identified cost $15,400,394)		$ 8,762,920

Sovereign Government Bonds — 6.6%

Security	Principal Amount (000’s omitted)	Value
Chile Government International Bond, 2.55%, 1/27/32	$1,500	$ 1,292,583
Export-Import Bank of Korea, 5.125%, 1/11/33	1,429	1,486,394
Kommunalbanken AS:
0.50%, 10/21/24(6)	4,068	3,924,301
2.125%, 2/11/25(1)	3,000	2,912,157
2.125%, 2/11/25(6)	7,238	7,026,064
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	3,034	2,465,597
1.00%, 10/1/26	5,023	4,622,944
1.75%, 9/14/29	9,697	8,618,831
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)	7,100	5,847,504
2.375%, 3/24/26(1)	10,866	10,413,680
Total Sovereign Government Bonds (identified cost $50,616,865)		$48,610,055

Calvert
Green Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,646,631
		$ 6,646,631
Water and Sewer — 0.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,661,587
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(10)	120	120,939
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	535,302
Green Bonds, 2.184%, 9/1/31	500	423,645
Green Bonds, 2.264%, 9/1/32	445	370,614
Green Bonds, 2.344%, 9/1/33	1,445	1,185,319
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(10)	605	675,065
		$4,972,471
Total Taxable Municipal Obligations (identified cost $14,150,850)		$11,619,102

U.S. Government Agencies and Instrumentalities — 1.0%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,149	$ 2,939,183
2.36%, 10/15/29	2,040	1,937,490
3.16%, 6/1/33	147	137,764
3.52%, 9/20/32	2,374	2,280,794
Total U.S. Government Agencies and Instrumentalities (identified cost $7,709,652)		$ 7,295,231

U.S. Government Agency Mortgage-Backed Securities — 9.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2053	$25,277	$ 25,418,576
6.00%, with various maturities to 2053	27,971	28,442,423
Federal National Mortgage Association:
2.68%, 7/1/26	1,910	1,827,869
5.00%, 7/1/53	7,207	7,140,554
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.50%, 7/1/53	$7,464	$ 7,505,799
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $69,255,098)		$ 70,335,221

Short-Term Investments — 4.7%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(11)	26,406,751	$ 26,406,751
Total Affiliated Fund (identified cost $26,406,751)		$ 26,406,751
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(12)	7,944,994	$ 7,944,994
Total Securities Lending Collateral (identified cost $7,944,994)		$ 7,944,994
Total Short-Term Investments (identified cost $34,351,745)		$ 34,351,745
Total Investments — 99.9% (identified cost $794,196,788)		$734,684,994
Other Assets, Less Liabilities — 0.1%		$ 765,045
Net Assets — 100.0%		$735,450,039

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $211,573,274 or 28.8% of the Fund's net assets.
(2)	Principal amount is less than $500.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(4)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $9,822,390 and the total market value of the collateral received by the Fund was $10,114,933, comprised of cash of $7,944,994 and U.S. government and/or agencies securities of $2,169,939.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

Calvert
Green Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $54,657,710 or 7.4% of the Fund's net assets.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $1,000,000, which represents 0.1% of the net assets of the Fund as of December 31, 2023.
(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(12)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	70.6%
Netherlands	5.7
Luxembourg	5.0
Other (less than 3.0% each)	18.7
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	2,919,282	USD	2,154,968	BNP Paribas	2/8/24	$49,317	$ —
CAD	988,117	USD	727,645	State Street Bank and Trust Company	2/8/24	18,461	—
EUR	2,439,041	USD	2,657,154	State Street Bank and Trust Company	2/8/24	39,227	—
EUR	17,080,797	USD	18,399,315	UBS AG	2/8/24	483,657	—
EUR	1,619,600	USD	1,734,538	UBS AG	2/8/24	55,944	—
EUR	1,062,410	USD	1,144,662	UBS AG	2/8/24	29,842	—
USD	2,973,690	CAD	4,064,351	State Street Bank and Trust Company	2/8/24	—	(95,211)
USD	57,274,001	EUR	53,131,892	UBS AG	2/8/24	—	(1,463,774)
USD	3,579,074	GBP	2,891,089	Citibank, N.A.	2/8/24	—	(106,767)
USD	185,009	SEK	2,007,289	JPMorgan Chase Bank, N.A.	2/8/24	—	(14,292)
						$676,448	$(1,680,044)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	446	Long	3/28/24	$91,837,672	$921,175
U.S. 5-Year Treasury Note	340	Long	3/28/24	36,982,969	849,416
U.S. 10-Year Treasury Note	403	Long	3/19/24	45,494,922	1,652,197
U.S. Long Treasury Bond	249	Long	3/19/24	31,109,437	2,300,839
U.S. Ultra-Long Treasury Bond	221	Long	3/19/24	29,524,219	2,630,361
U.S. Ultra 10-Year Treasury Note	(217)	Short	3/19/24	(25,609,391)	(959,105)
					$7,394,883

Calvert
Green Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$1,000,000

Abbreviations:
OTC	– Over-the-counter
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $27,406,751, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$1,676,693	$ —	$ (1,700,000)	$ —	$23,307	$ —	$ 5,242	$ —
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(1)	—	1,000,000	—	—	—	1,000,000	11,153	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	78,920	77,910,490	(51,582,659)	—	—	26,406,751	131,811	26,406,751
Total				$ —	$23,307	$27,406,751	$148,206

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Green Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$86,161,830	$ —	$86,161,830
Commercial Mortgage-Backed Securities	—	60,818,116	—	60,818,116
Corporate Bonds	—	405,730,774	—	405,730,774
High Social Impact Investments	—	1,000,000	—	1,000,000
Preferred Stocks	8,762,920	—	—	8,762,920
Sovereign Government Bonds	—	48,610,055	—	48,610,055
Taxable Municipal Obligations	—	11,619,102	—	11,619,102
U.S. Government Agencies and Instrumentalities	—	7,295,231	—	7,295,231
U.S. Government Agency Mortgage-Backed Securities	—	70,335,221	—	70,335,221
Short-Term Investments:
Affiliated Fund	26,406,751	—	—	26,406,751
Securities Lending Collateral	7,944,994	—	—	7,944,994
Total Investments	$43,114,665	$691,570,329	$ —	$734,684,994
Forward Foreign Currency Exchange Contracts	$ —	$676,448	$ —	$676,448
Futures Contracts	8,353,988	—	—	8,353,988
Total	$51,468,653	$692,246,777	$ —	$743,715,430
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(1,680,044)	$ —	$(1,680,044)
Futures Contracts	(959,105)	—	—	(959,105)
Total	$(959,105)	$(1,680,044)	$ —	$(2,639,149)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.